Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                     Ameritas Variable Separate Account V,
                     Ameritas Variable Separate Account VL,
                     Ameritas Variable Separate Account VA,
                  and Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:
                   Corporate Benefit VUL, Overture Applause!,
           Overture Applause! II, Overture Bravo!, Overture Encore!,
                  Overture Life SPVUL, UniVar, Overture Viva!,
                         Executive Select, Regent 2000,
                  Overture Annuity, Overture Annuity III-Plus,
                           and Allocator 2000 Annuity
                         Prospectuses Dated May 1, 2007

                      Overture Ovation! and Protector hVUL
                         Prospectuses Dated May 1, 2008

                   Overture Annuity II, Overture Annuity III,
                    Overture Accent!, and Overture Acclaim!
                      Prospectuses Dated September 1, 2009

                                Designer Annuity
                          Prospectus Dated May 1, 2010

                                 Allocator 2000
                       Prospectus Dated September 1, 2010

                    and Statements of Additional Information

                          Supplement Dated May 2, 2012

On May 2, 2012, the members of UNIFI(R) Mutual Holding Company ("UNIFI(R)") approved an amendment to change the company's name to "Ameritas Mutual Holding Company." Therefore, all references to UNIFI(R) Mutual Holding Company in your prospectus, supplements, and Statement of Additional Information are changed to Ameritas Mutual Holding Company. The short cite for the new company name is "Ameritas;" therefore, all references to UNIFI(R) are changed to Ameritas.

All other provisions of your Policy remain as stated in your Policy, prospectus, supplements, and Statement of Additional Information.


       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.